Shareholder Report, Line Graph (Details) - USD ($)														12 Months Ended
	Aug. 12, 2024	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	Apr. 15, 2020	Jan. 15, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015	May 31, 2025
Jensen Quality Growth ETF
Account Value [Line Items]
Line Graph and Table Measure Name														Jensen Quality Growth ETF NAV
Accumulated Value	$ 10,000													$ 10,556
Class I
Account Value [Line Items]
Line Graph and Table Measure Name														Class I
Accumulated Value		$ 407,884	$ 366,367	$ 347,643	$ 357,450	$ 270,250	$ 250,000							$ 453,109
Class J
Account Value [Line Items]
Line Graph and Table Measure Name														Class J
Accumulated Value		16,170	14,556	13,832	14,263	10,810	10,000							$ 17,911
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name														Class Y
Accumulated Value		1,633,778	1,467,272	1,391,045	1,430,005	1,081,000	1,000,000							$ 1,814,152
Class I
Account Value [Line Items]
Line Graph and Table Measure Name														Class I
Accumulated Value		536,475	445,386	430,807	462,191	317,010			$ 305,180	$ 295,564	$ 273,300	$ 238,220	$ 250,000	$ 554,439
Class J
Account Value [Line Items]
Line Graph and Table Measure Name														Class J
Accumulated Value		21,036	17,509	16,979	18,252	12,556			12,106	11,765	10,895	9,514	10,000	$ 21,700
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name														Class Y
Accumulated Value		1,535,658	1,274,783	1,233,561	1,322,579	907,589		$ 1,000,000						$ 1,588,380
S&P 500 TR Index
Account Value [Line Items]
Line Graph and Table Measure Name														S&P 500 TR Index
Accumulated Value	$ 10,000													$ 11,183
MSCI ACWI Net Total Return Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI ACWI Net Total Return Index (USD)
Accumulated Value		450,136	364,316	361,243	387,526	273,203	250,000							$ 511,588
MSCI ACWI Net Total Return Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI ACWI Net Total Return Index (USD)
Accumulated Value		18,005	14,573	14,450	15,501	10,928	10,000							$ 20,464
MSCI ACWI Net Total Return Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI ACWI Net Total Return Index (USD)
Accumulated Value		1,800,542	1,457,262	1,444,973	1,550,105	1,092,813	$ 1,000,000							$ 2,046,351
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 3000 Total Return Index
Accumulated Value		699,453	548,233	537,301	557,852	387,635			347,769	339,299	294,885	250,558	250,000	$ 791,209
Russell Midcap Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name														Russell Midcap Total Return Index
Accumulated Value		549,338	446,218	467,311	501,268	333,544			325,009	319,917	283,953	245,079	250,000	$ 606,046
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 3000 Total Return Index
Accumulated Value		27,978	21,929	21,492	22,314	15,505			13,911	13,572	11,795	10,022	10,000	$ 31,648
Russell Midcap Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name														Russell Midcap Total Return Index
Accumulated Value		21,974	17,849	18,692	20,051	13,342			$ 13,000	$ 12,797	$ 11,358	$ 9,803	$ 10,000	$ 24,242
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 3000 Total Return Index
Accumulated Value		1,670,657	1,309,466	1,283,354	1,332,440	925,874		1,000,000						$ 1,889,819
Russell Midcap Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name														Russell Midcap Total Return Index
Accumulated Value		$ 1,447,296	$ 1,175,615	$ 1,231,186	$ 1,320,651	$ 878,761		$ 1,000,000						$ 1,596,702